UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2; Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash

          Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

    6/30

Date of reporting period:  09/30/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

ALTRIUS SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
September 30, 2012 (Unaudited)
Shares		Value
	COMMON STOCKS - 86.8%
	AGRICULTURE - 2.2%
6,000	Universal Corp.	$ 305,520

	AUTO PARTS & EQUIPMENT - 4.8%
18,300	Cooper Tire & Rubber Co.	350,994
18,000	Superior Industries International, Inc.	307,620
		658,614
	BANKS - 2.4%
32,935	Valley National Bancorp	330,009

	CHEMICALS - 7.3%
14,200	A. Schulman, Inc.	338,244
16,000	Olin Corp.	347,680
8,500	Sensient Technologies Corp.	312,460
		998,384
	COAL - 2.0%
4,500	Alliance Resource Partners LP	269,775

	COMMERCIAL SERVICES - 7.8%
12,000	Brink's Co. (The)	308,280
14,000	Lender Process Services, Inc.	427,840
9,350	Rent A Center, Inc.	327,998
		1,064,118
	COMPUTERS - 5.1%
11,150	J2 Global, Inc.	365,943
14,770	Lexmark International, Inc.	328,632
		694,575
	DIVERSIFIED FINANCIAL SERVICES - 7.2%
27,000	Aircastle Ltd.	305,910
20,500	AllianceBernstein Holding LP	315,905
39,000	Janus Capital Group, Inc.	368,160
		989,975
	ELECTRONICS - 2.3%
32,600	AVX Corp.	312,634

	FOOD - 2.5%
140,600	Supervalu, Inc.	338,846

	HEALTHCARE PRODUCTS - 5.7%
10,300	STERIS Corp.	365,341
6,000	Teleflex, Inc.	413,040
		778,381
	HOLDING COMPANIES-DIVERS - 2.2%
22,736	Primoris Services Corp.	296,705

ALTRIUS SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
September 30, 2012 (Unaudited)(Continued)
Shares		Value
	INSURANCE - 4.7%
9,800	Kemper Corp.	$ 300,958
12,900	Protective Life Corp.	338,109
		639,067
	INTERNET - 2.4%
31,100	Nutrisystem, Inc.	327,483

	IRON / STEEL - 2.3%
67,000	AK Steel Holding Corp.	321,600

	MACHINERY- DIVERSIFIED - 2.4%
6,000	Cascade Corp.	328,440

	MEDIA - 2.5%
10,000	Meredith Corp.	350,000

	METAL FABRICATE / HARDWARE - 2.8%
17,900	Worthington Industries, Inc.	387,714

	MISCELLANEOUS MANUFACTURING - 2.0%
17,000	John Bean Technologies Corp.	277,610

	OIL & GAS - 2.1%
7,000	Berry Petroleum Co.	284,410

	PACKAGING & CONTAINERS - 2.3%
10,000	Sonoco Products Co.	309,900

	REITS - 2.7%
16,000	Starwood Property Trust, Inc.	372,320

	RETAIL - 4.7%
133,700	RadioShack Corp.	318,206
9,000	World Fuel Services Corp.	320,490
		638,696
	TRANSPORTATION - 2.3%
8,000	Ryder System, Inc.	312,480

	TRUCKING & LEASING - 2.1%
8,600	TAL International Group, Inc.	292,228

	TOTAL COMMON STOCKS- (Cost - $12,292,155)	11,879,484

	SHORT TERM INVESTMENTS - 10.5%
1,431,147	Federated Goverment Obligations Fund, 0.06% **	1,431,147
	(Cost $1,431,147)

	TOTAL INVESTMENTS - 97.3% (Cost - $13,723,302)(a)	$ 13,310,631
	OTHER ASSETS LESS LIABILITIES - 2.7%	368,718
	NET ASSETS - 100.0%	$ 13,679,349

** Money market fund; interest rate reflects seven-day effective yield on September 30, 2012.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 872,358
	Unrealized depreciation:	(1,285,029)
	Net unrealized appreciation:	$ (412,671)

ALTRIUS SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
September 30, 2012 (Unaudited)

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 11,879,484	$ -	$ -	$ 11,879,484
Money Market Funds	1,431,147	-	-	1,431,147
Total	$ 13,310,631	$ -	$ -	$ 13,310,631

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/29/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/29/2012

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/29/2012